Total
HANCOCK HORIZON BURKENROAD SMALL CAP FUND
Average Annual Total Returns - HANCOCK HORIZON BURKENROAD SMALL CAP FUND	1 Year		5 Years		10 Years		Since Inception	[1]	Inception Date
Institutional Class Shares	17.89%		5.57%		10.66%		10.30%		May 31, 2016
Investor Class Shares	17.68%		5.43%		10.59%		10.26%		Dec. 31, 2001
Investor Class Shares | After Taxes on Distributions	10.12%		2.30%		8.70%		9.16%		Dec. 31, 2001
Investor Class Shares | After Taxes on Distributions and Sales	15.84%		4.06%		8.65%		8.81%		Dec. 31, 2001
Class D Shares	17.35%		5.29%		10.38%		10.04%		Dec. 31, 2001
S&P SmallCap 600 Index (reflects no deduction for fees, expenses or taxes)	22.78%	[2]	9.56%	[2]	13.35%	[2]	9.86%	[2]	Dec. 31, 2001
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	25.52%	[2]	8.23%	[2]	11.83%	[2]	8.50%	[2]	Dec. 31, 2001
Lipper® Small-Cap Core Funds Classification Average (reflects no deduction for taxes)	23.70%		6.88%		10.76%		8.40%		Dec. 31, 2001
[1]	Institutional Class Shares of the Fund were offered beginning May 31, 2016. Investor Class Shares and Class D Shares of the Fund were offered beginning December 31, 2001. Index comparison begins December 31, 2001.
[2]	On December 31, 2020, the Fund’s benchmark changed from the Russell 2000 Index® to the S&P SmallCap 600 Index, because the Adviser believes that the S&P SmallCap 600 Index better reflects the investment strategies of the Fund.

THE ADVISORS’ INNER CIRCLE FUND II

Hancock Horizon Burkenroad Small Cap Fund

Hancock Horizon Microcap Fund

(each, a “Fund” and together, the “Funds”)

Supplement dated December 23, 2020 to:

•	the Hancock Horizon Burkenroad Small Cap Fund’s Summary Prospectus, dated May 31, 2020 (the “Burkenroad Fund Summary Prospectus”);

•	the Hancock Horizon Microcap Fund’s Summary Prospectus, dated May 31, 2020 (the “Microcap Fund Summary Prospectus”); and

•	the Funds’ Prospectus, dated May 31, 2020 (the “Prospectus” and, together with the Burkenroad Fund Summary Prospectus and Microcap Fund Summary Prospectus, the “Prospectuses”).

This supplement provides new and additional information beyond that contained in the Prospectuses, and should be read in conjunction with the Prospectuses.

Effective December 31, 2020 (the “Effective Date”), each Fund’s primary benchmark will change as follows:

Fund	Current Primary Benchmark	New Primary Benchmark
Hancock Horizon Burkenroad Small Cap Fund	Russell 2000 Index	S&P SmallCap 600 Index
Hancock Horizon Microcap Fund	Russell Microcap Index	Dow Jones U.S. Micro-Cap Total Stock Market Index

Accordingly, as of the Effective Date, the Prospectuses are hereby amended and supplemented as follows:

1.	In the “Principal Investment Strategy” section of the Burkenroad Fund Summary Prospectus, and the corresponding section of the Prospectus, the sentences in the first paragraph referencing the Russell 2000 Index are hereby deleted and replaced with the following:

The Fund considers small-capitalization companies to be those with market capitalizations, at the time of purchase, that fall within or below the current range of companies in the S&P Small Cap 600 Index, or below the average of the maximum market capitalizations of companies in the index as of January 31 of each of the three preceding years. As of January 31, 2020, the market capitalization range for the S&P Small Cap 600 Index was approximately $88.41 million to $4.59 billion.

2.	In the “Performance Information” section of the Burkenroad Fund Summary Prospectus, and the corresponding section of the Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

Hancock Horizon Microcap Fund
Average Annual Total Returns - Hancock Horizon Microcap Fund	1 Year		Since Inception		Inception Date
Institutional Class Shares	11.68%		3.02%		May 29, 2015
Institutional Class Shares | After Taxes on Distributions	11.53%		2.68%		May 29, 2015
Institutional Class Shares | After Taxes on Distributions and Sales	7.02%		2.30%		May 29, 2015
Investor Class Shares	11.39%		2.76%		May 29, 2015
Dow Jones U.S. Micro-Cap Total Stock Market Index (reflects no deduction for fees, expenses or taxes)	18.60%	[1]	4.62%	[1]	May 29, 2015
Russell Microcap Index (reflects no deduction for fees, expenses or taxes)	22.43%	[1]	6.31%	[1]	May 29, 2015
Lipper® Small-Cap Core Funds Classification (reflects no deduction for taxes)	23.70%		6.78%		May 29, 2015
[1]	On December 31, 2020, the Fund’s benchmark changed from the Russell Microcap Index to the Dow Jones U.S. Micro-Cap Total Stock Market Index, because the Adviser believes that the Dow Jones U.S. Micro-Cap Total Stock Market Index better reflects the investment strategies of the Fund.